Operating lease obligation	6 Months Ended
Jun. 30, 2026
Operating Lease Obligation
Operating lease obligation

8	Operating lease obligation

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Current portion	59	20	15
	59	20	15

The Company’s operating lease right-of-use assets relate to the office lease agreements with lease terms for two years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of June 30, 2026 is as follows:

Twelve months ending June 30,	Minimum lease payment
S$’000

2027	20
Total future lease payment	20
Amount representing interest	-
Present value of operating lease liabilities	20
Less: current portion	(20)
Non-current portion	-

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

8	Operating lease obligation (continued)

The following summarizes other supplemental information about the Company’s operating leases as of June 30, 2026 and December 31, 2025:

	December 31, 2025	June 30, 2026
Weighted average discount rate	5%	5%
Weighted average remaining lease term (years)	0.83	0.33